MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 111.4%
	EQUITY - 108.6%
586,000	Communication Services Select Sector SPDR Fund(a)				$ 44,465,680
430,600	SPDR S&P 500 ETF Trust(a)				207,928,128
519,900	SPDR S&P Biotech ETF(a)				45,454,857
832,700	SPDR S&P Regional Banking ETF(a)				41,385,190
649,100	Utilities Select Sector SPDR Fund(a)				39,887,195
249,100	VanEck Semiconductor ETF(a)				46,300,217
					425,421,267
	FIXED INCOME - 2.8%
215,050	iShares Treasury Floating Rate Bond ETF				10,903,035

	TOTAL EXCHANGE-TRADED FUNDS (Cost $387,899,356)				436,324,302

	TOTAL INVESTMENTS - 111.4% (Cost $387,899,356)				$ 436,324,302
	CALL OPTIONS WRITTEN - (11.9)% (Proceeds - $45,857,114)				(46,706,168)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				1,903,104
	NET ASSETS - 100.0%				$ 391,521,238

Contracts(b)
	WRITTEN EQUITY OPTIONS - (11.9)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (11.9)%
5,860	Communication Services Select Sector SPDR Fund	06/21/2024	$ 69	$ 44,465,680	$ 5,449,800
4,306	SPDR S&P 500 ETF Trust	12/20/2024	460	207,928,128	22,823,953
5,199	SPDR S&P Biotech ETF	09/20/2024	84	45,454,857	5,939,858
8,327	SPDR S&P Regional Banking ETF	09/20/2024	51	41,385,190	3,601,427
6,491	Utilities Select Sector SPDR Fund	09/20/2024	63	39,887,195	1,798,007
2,491	VanEck Semiconductor ETF	06/21/2024	165	46,300,217	7,093,123
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $45,857,114)				46,706,168

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of January 31, 2024, the fair value of the securities held as collateral was $425,421,267.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.